Loss per share (Tables)	6 Months Ended
Jun. 30, 2012
Loss Per Share
Loss Per Share
	Six-month period ended June 30,
	2011			2012
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net loss attributable to DryShips Inc	$(88,324)	-	-	$(65,658)	-	-
Less: Series A Convertible Preferred stock dividends	(3,930)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(92,254)	344,259,487	$(0.27)	$(65,658)	380,152,244	(0.17)